4. Trade Receivables (Details)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)	Dec. 31, 2011 U.S. Dollars USD ($)
Trade receivables	27,994,442	23,463,849		$ 4,493,418
Less : Allowance for doubtful accounts	(2,811,934)	3,559,207	2,987,733	451,347	571,292
Trade receivables, net	25,182,508	19,904,642		$ 4,042,071